Average Annual Total Returns	Calvert VP SRI Balanced Portfolio Russell 1000® Index One Year	Calvert VP SRI Balanced Portfolio Russell 1000® Index Five Years	Calvert VP SRI Balanced Portfolio Russell 1000® Index Ten Years	Calvert VP SRI Balanced Portfolio Bloomberg US Aggregate Bond Index One Year	Calvert VP SRI Balanced Portfolio Bloomberg US Aggregate Bond Index Five Years	Calvert VP SRI Balanced Portfolio Bloomberg US Aggregate Bond Index Ten Years	Calvert VP SRI Balanced Portfolio Balanced Blended Benchmark One Year	Calvert VP SRI Balanced Portfolio Balanced Blended Benchmark Five Years	Calvert VP SRI Balanced Portfolio Balanced Blended Benchmark Ten Years	Calvert VP SRI Balanced Portfolio Class I One Year	Calvert VP SRI Balanced Portfolio Class I Five Years	Calvert VP SRI Balanced Portfolio Class I Ten Years	Calvert VP SRI Balanced Portfolio Class F One Year	Calvert VP SRI Balanced Portfolio Class F Five Years	Calvert VP SRI Balanced Portfolio Class F Ten Years	Calvert VP SRI Mid Cap Portfolio S&P 500® Index One Year	Calvert VP SRI Mid Cap Portfolio S&P 500® Index Five Years	Calvert VP SRI Mid Cap Portfolio S&P 500® Index Ten Years	Calvert VP SRI Mid Cap Portfolio Russell Midcap® Index One Year	Calvert VP SRI Mid Cap Portfolio Russell Midcap® Index Five Years	Calvert VP SRI Mid Cap Portfolio Russell Midcap® Index Ten Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio One Year	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio Five Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio Ten Years
Total	24.51%	14.26%	12.86%	1.25%	(0.33%)	1.35%	14.77%	8.53%	8.39%	19.61%	9.41%	8.41%	18.91%	9.02%	8.04%	25.02%	14.51%	13.09%	15.34%	9.91%	9.62%	10.22%	5.04%	6.40%